Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Trade and other payables [abstract]
Trade payables	¥ 319,955	¥ 307,453
Other payables	227,566	341,780
Total	¥ 547,521	¥ 649,233